SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.        SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements and does not identify any events that would require recognition or disclosure in the consolidated financial statements.